General and administration (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Statement [Line Items]
Professional fees	$ 308,750,000	$ 139,974,000
Depreciation	1,844,018	972,592
Total General and Administration Cost	4,851,663	4,439,172
ZHEJIANG TIANLAN
Statement [Line Items]
Corporate administration	1,397,608,000	1,274,192,000
Nasdaq listing costs	358,314,000	0
Professional fees	440,576	663,722
Salaries and benefits	2,471,626,000	2,317,718,000
Depreciation	183,539	$ 183,540
Total General and Administration Cost	$ 4,851,663,000		¥ 4,439,172